Treasury shares - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)
Disclosure of Treasury Shares [line items]
Purchased of ordinary shares	3,339,968	3,339,968	0
Purchase of treasury shares	¥ 285,600,000	$ 39,800	¥ 0	¥ 0